Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share

Basic and diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	2,367,171	2,774,778	2,917,735
Less:
Dividends on preferred stock (*)		61,938	18,836	—
Dividends to hybrid bond		34,488	36,091	17,678

		96,426	54,927	17,678

Net profit available for common stock	~~W~~	2,270,745	2,719,851	2,900,057

Weighted average number of common shares outstanding		474,199,587	474,199,587	474,199,587
Basic and diluted earnings per share in won	~~W~~	4,789	5,736	6,116

(*)	The amount of 2016 is the additionally paid amount based on the contractual dividend rate for the period from the beginning of the period to the day before the redemption date according to the redemption conditions of the redeemable preferred stocks.